UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F
                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   September 30, 2008

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Holowesko Partners Ltd.
Address: Shipston House, Lyford Cay
         P.O. Box N-7776
         Nassau, Bahamas



Form 13F File Number: 028-13025

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Gregory P. Cleare
Title:   Vice President and Chief Financial Officer
Phone:   242-362-4600


Signature, Place, and Date of Signing:


/s/GREGORY P. CLEARE         Nassau, Bahamas               November 3, 2008
[Signature]                  [City,State]                  [Date]


Report Type (Check only one.):
[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                          FORM 13F SUMMARY PAGE



 Report Summary:


 Number of Other Included Managers:           0
 Form 13F Information Table Entry Total:      30
 Form 13F Information Table Value Total:      $1,061,625
                                              (thousands)


 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      Form 13F
 No.  File Number  Name






                                                     FORM 13F INFORMATION TABLE
                                                 FOR THE PERIOD ENDED   09/30/2008
                                           REPORTING MANAGER:   HOLOWESKO PARTNERS LTD.
------------------------------------------------------------------------------------------------------------------------------------
            COLUMN 1                 COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6 COLUMN 7        COLUMN 8

------------------------------------------------------------------------------------------------------------------------------------
                                                              VALUE    SHRS OR   SH/  PUT/ INVEST- OTHER       VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT  PRN  CALL MENT    MANA-
                                                                                           DISCRE- GERS    SOLE    SHARED       NONE
                                                                                           TION
------------------------------------------------------------------------------------------------------------------------------------
ANHEUSER BUSCH COS INC             COM             035229103     63005     971100 SH       SOLE          971100         0         0
BANK OF AMERICA CORPORATION        COM             060505104     71881    2053745 SH       SOLE         2053745         0         0
BP PLC                             SPONSORED ADR   055622104     36273     723000 SH       SOLE          723000         0         0
CISCO SYS INC                      COM             17275R102     48730    2160000 SH       SOLE         2160000         0         0
COCA COLA CO                       COM             191216100     29351     555050 SH       SOLE          555050         0         0
CORNING INC                        COM             219350105     20097    1285000 SH       SOLE         1285000         0         0
CROSSTEX ENERGY INC                COM             22765Y104     22960     919500 SH       SOLE          919500         0         0
DEVON ENERGY CORP NEW              COM             25179M103     49139     538800 SH       SOLE          538800         0         0
GANNETT INC                        COM             364730101     23736    1403650 SH       SOLE         1403650         0         0
JOHNSON & JOHNSON                  COM             478160104     90778    1310300 SH       SOLE         1310300         0         0
KRAFT FOODS INC                    CL A            50075N104     59048    1803000 SH       SOLE         1803000         0         0
LORILLARD INC                      COM             544147101     27548     387185 SH       SOLE          387185         0         0
MICROSOFT CORP                     COM             594918104     45800    1716000 SH       SOLE         1716000         0         0
NATIONAL CITY CORP                 COM             635405103      6878    3930000 SH       SOLE         3930000         0         0
NOKIA CORP                         SPONSORED ADR   654902204     39525    2119300 SH       SOLE         2119300         0         0
PACKAGING CORP AMER                COM             695156109     12216     527000 SH       SOLE          527000         0         0
PFIZER INC                         COM             717081103     33529    1818300 SH       SOLE         1818300         0         0
PLUM CREEK TIMBER CO INC           COM             729251108     42224     846857 SH       SOLE          846857         0         0
SANDRIDGE ENERGY INC               COM             80007P307     13567     692200 SH       SOLE          692200         0         0
SUNTECH PWR HLDGS CO LTD           ADR             86800C104     19908     555000 SH       SOLE          555000         0         0
TAIWAN SEMICONDUCTOR MFG LTD       SPONSORED ADR   874039100     26839    2864367 SH       SOLE         2864367         0         0
TEXAS INSTRS INC                   COM             882508104     16964     789000 SH       SOLE          789000         0         0
US BANCORP DEL                     COM NEW         902973304     57632    1600000 SH       SOLE         1600000         0         0
VALERO ENERGY CORP NEW             COM             91913Y100     15465     510400 SH       SOLE          510400         0         0
VODAFONE GROUP PLC NEW             SPONS ADR NEW   92857W209      5901     267000 SH       SOLE          267000         0         0
WASTE MGMT INC DEL                 COM             94106L109     32151    1021000 SH       SOLE         1021000         0         0
WEATHERFORD INTERNATIONAL LT       COM             G95089101     21570     858000 SH       SOLE          858000         0         0
WEYERHAEUSER CO                    COM             962166104     55612     918000 SH       SOLE          918000         0         0
WYETH                              COM             983024100     63866    1728900 SH       SOLE         1728900         0         0
ZORAN CORP                         COM             98975F101      9433    1156000 SH       SOLE         1156000         0         0
                                                     ------------------
                                   GRAND TOTAL                 1061625